Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
	Sep. 29, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Intangible Assets, Net [Abstract]
Purchase price of intangible asset (in Dollars) | $	$ 34,320
Amortization expenses | ¥		¥ 11,502	¥ 63